Cover	Oct. 24, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2022
Entity File Number	001-40720
Entity Registrant Name	AVISTA PUBLIC ACQUISITION CORP. II
Entity Central Index Key	0001846253
Entity Tax Identification Number	98-1584818
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	65 East 55th Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	593-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary share and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Trading Symbol	AHPAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value of $0.0001 per share
Trading Symbol	AHPA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	AHPAW
Security Exchange Name	NASDAQ